YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Liquid Assets, Inc. for the 12-month period ended December 31, 1998. Your Fund produced a yield of 4.86% and, after taking into account the effect of compounding, the effective yield was 4.97%.*

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year there was a modest increase in rates. One of its effects was to change the yield curve from one that had been negative to a positive, sloping structure. In this normal configuration, longer-term yields exceeded those of the shorter-term instruments.

  A flight to safety by global investors was the force that drove down longer-term U.S. yields last fall. In recent weeks, investors appear to have become more confident about the economic outlook. One factor has been the rise in interest rates in Japan, which brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was well received, put some downward pressure on the U.S. dollar.

Investor fears of worldwide financial turmoil seemed to have receded recently. Currently, prices and rates in the money market appear to be reacting more to underlying economic forces than to such market psychology factors. This, of course, can be constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates
three   times   between   late   September   and  year-end  has  been  a  strong
confidence-building factor in the markets. Currently, we expect the Fed to remain in a "wait and see" mode for a while.

  During the reporting period, we lengthened the average portfolio maturity, as we deemed appropriate in order to take advantage of possible declining interest rates. We will continue to monitor the market, including interest rates, in seeking investment opportunities for the Fund.

               Sincerely,


               [Patricia A. Larkin signature]


               Patricia A. Larkin

               Senior Portfolio Manager

January 13, 1999

New York, N.Y.

* Effective yield is based upon dividends declared daily and reinvested daily.


DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                                 DECEMBER 31, 1998

                                                                                                Principal
Negotiable Bank Certificates of Deposit--6.0%                                                     Amount             Value
-------------------------------------------------------                                         _____________    _______________

Bankers Trust Co.

   5.71%, 2/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  50,000,000  $     49,997,059

Bankers Trust Co. (Yankee)

   4.89%, 7/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,992,999

Chase Manhattan Bank N.A.

   5.00%-5.75%, 6/8/99-8/3/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        101,500,000       101,620,865

Union Bank of California

   5.12%-5.16%, 4/1/99-4/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        150,000,000       150,000,000

                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $321,610,923) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   321,610,923

                                                                                                                ===============


COMMERCIAL PAPER--50.2%
-------------------------------------------------------

ABN Amro North America Finance Inc.

   5.70%, 1/4/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  50,000,000  $     49,977,125

Abbey National North America

   5.40%, 1/14/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,904,306

BHF Finance (DE) Inc.

   5.50%, 3/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000        69,344,625

Bank of America FSB

   5.03%-5.10%, 5/11/99-5/13/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        110,000,000       108,008,050

Bear Stearns Companies Inc.

   5.62%, 1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,573,778

Canadian Imperial Holdings Inc.

   4.89%-5.08%, 4/26/99-6/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        270,000,000       265,066,805

Chase Manhattan Corp.

   5.05%, 1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,612,666

Chrysler Financial Corp.

   5.28%, 1/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,797,388

Finova Capital Corp.

   5.32%-5.69%, 1/28/99-3/19/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        266,000,000       263,962,542

General Electric Co.

   5.07%, 4/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,636,875

General Electric Capital Corp.

   5.08%-5.51%, 2/11/99-4/13/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        270,000,000       267,458,022

General Electric Capital Services, Inc.

   5.64%, 1/27/99-2/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,565,736

Goldman, Sachs Group L.P.

   5.01%-5.70%, 1/29/99-5/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        225,000,000       222,373,110

HSBC Americas

   5.12%, 9/2/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        28,997,973

Heller Financial Inc.

   5.08%-5.45%, 3/22/99-5/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        160,000,000       157,830,883

Hertz Corporation

   5.20%-5.65%, 1/13/99-3/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        200,000,000       199,091,485

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                    DECEMBER 31, 1998
                                                                                                  Principal
Commercial Paper (continued)                                                                       Amount             Value
-------------------------------------------------------                                         _____________    _______________

Lehman Brothers Holdings Inc.

  5.77%, 1/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  35,000,000  $     34,924,731

Merrill Lynch & Co., Inc.

   5.71%, 3/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,360,667

Morgan (J.P.) & Co. Inc.

   5.20%-5.43%, 1/25/99-2/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         95,000,000        94,528,508

Morgan Stanley, Dean Witter Co.

   5.64%, 1/22/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,919,938

Nordbanken N.A. Inc.

   5.63%, 2/12/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,000,000        22,853,222

Paine Webber Group Inc.

   5.71%, 1/7/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,000,000        21,979,467

Salomon Smith Barney Holdings Inc.

   5.60%, 2/18/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,745,667

Societe Generale N.A., Inc.

   5.04%-5.63%, 1/4/99-7/2/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        130,000,000       128,629,442

Swedbank Inc.

   5.20%-5.26%, 2/22/99-3/8/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,157,750

Toronto Dominion Holdings USA Inc.

   5.68%, 4/6/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         90,000,000        88,705,625

                                                                                                                _______________

TOTAL COMMERCIAL PAPER

   (cost $2,705,006,386) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $2,705,006,386

                                                                                                                ===============


CORPORATE NOTES--15.0%
-------------------------------------------------------

BankBoston N.A.

   4.91%, 1/11/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     50,000,000  $     49,999,474

Bear Stearns Companies, Inc.

   4.80%-5.69%, 2/26/99-4/16/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .        110,000,000       110,000,715

CIT Group Holdings Inc.

   4.87%-4.97%, 9/21/99-11/2/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .        147,000,000       146,968,858

General Motors Acceptance Corp.

   5.48%-5.68%, 2/1/99-5/19/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,090,000        25,113,029

Heller Financial Inc.

   5.00%, 9/8/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,000,000

Key Bank N.A.

   4.87%, 9/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,996,457

Lehman Brothers Holdings, Inc.

   4.96%-5.05%, 1/13/99-3/22/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         85,000,000        85,000,000

Merrill Lynch & Co., Inc.

   4.85%-4.87%, 2/22/99-9/1/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        105,000,000       104,996,671

Morgan (J.P.) & Co.

   4.86%, 2/24/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,998,760

PNC Bank, N.A.

   4.86%-4.87%, 5/24/99-6/11/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .        190,000,000       189,941,623

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                     DECEMBER 31, 1998


                                                                                                   Principal
Corporate Notes (continued)                                                                         Amount          Value
-------------------------------------------------------                                          _____________  _______________

Paine Webber Group Inc.

   6.07%, 11/4/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  35,000,000  $     35,000,000

                                                                                                                _______________

TOTAL CORPORATE NOTES

   (cost $807,015,587) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   807,015,587

                                                                                                                ===============


SHORT-TERM BANK NOTES--26.1%
-------------------------------------------------------

BankBoston N.A.

   4.93%-5.77%, 2/26/99-9/10/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .       $220,000,000   $   219,982,861

First Union National Bank

   4.83%-5.56%, 3/26/99-7/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .        245,000,000       245,003,186

Huntington National Bank

   5.56%, 2/2/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         48,000,000        47,999,527

Key Bank N.A.

   4.84%-4.92%, 1/12/99-9/3/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        220,000,000       219,979,314

LaSalle National Bank

   5.11%-5.70%, 1/5/99-5/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        238,000,000       238,000,046

Morgan Guaranty Trust Co.

   5.57%-5.69%, 1/8/99-2/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,999,609

NationsBank N.A.

   4.87%-5.57%, 2/22/99-1/5/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .        155,000,000       154,988,407

PNC Bank, N.A.

   4.87%, 6/4/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,985,329

SouthTrust, Bank N.A.

   4.86%, 6/18/99-7/6/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        200,000,000       199,943,196

                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES

   (cost $1,405,881,475) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,405,881,475

                                                                                                                ===============


U.S. TREASURY BILLS--.9%
-------------------------------------------------------

4.16%, 9/16/99

   (cost $48,566,667)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  50,000,000  $     48,566,667

                                                                                                               ================

TIME DEPOSIT--2.3%
-------------------------------------------------------

Republic National Bank of New York (London)

  2.88%, 1/4/99

   (cost $124,592,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $124,592,000   $   124,592,000

                                                                                                                ===============

TOTAL INVESTMENTS

   (cost $5,412,673,038) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.5%                       $5,412,673,038

                                                                                   =======                      ===============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . .     (.5%)                      $  (28,140,839)

                                                                                   ========                      ===============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.0%                       $5,384,532,199
                                                                                   =======                       ===============

NOTES TO STATEMENT OF INVESTMENTS:
-----------------------------------------------------------------------------

(a) Variable interest rate--subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                  DECEMBER 31, 1998

                                                                                                   Cost              Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $5,412,673,038    $5,412,673,038

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                           74,369,784

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           40,318,097

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                            1,152,542

                                                                                                                _______________

                                                                                                                  5,528,513,461

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                            2,580,729

                                 Payable for shares of Common Stock redeemed . . . . . . .                          101,522,671

                                 Payable for investments securities purchased  . . . . . .                           39,597,222

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              280,640

                                                                                                                _______________

                                                                                                                    143,981,262

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $5,384,532,199

                                                                                                                ===============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $5,384,525,919

                                 Accumulated net realized gain (loss) on investments . . .                                6,280

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $5,384,532,199
                                                                                                                ===============

SHARES OUTSTANDING

(25 BILLION SHARES OF $.10 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . . .                        5,385,401,287

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ======


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                   YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME                           Interest Income  . . . . . . . . . . . . . . .                                  $283,302,243

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .        $  23,802,618

                                 Shareholder servicing costs--Note 2(b)  . . . . .           13,068,869

                                 Prospectus and shareholders' reports  . . . . . .              749,723

                                 Custodian fees  . . . . . . . . . . . . . . . . .              250,849

                                 Registration fees . . . . . . . . . . . . . . . .               99,388

                                 Professional fees . . . . . . . . . . . . . . . .               83,871

                                 Directors' fees and expenses--Note 2(c) . . . . .               77,187

                                 Miscellaneous . . . . . . . . . . . . . . . . . .              262,128

                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .           38,394,633

                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . .             (718,983)

                                                                                          _____________

                                        Net Expenses . . . . . . . . . . . . . . .                                 37,675,650

                                                                                                               ______________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                245,626,593

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                     76,661

                                                                                                               ______________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                               $245,703,254

                                                                                                               ==============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended          Year Ended

                                                                                       December 31, 1998   December 31, 1997
                                                                                       ___________________  __________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      245,626,593   $      229,416,284

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .              76,661            1,828,717

                                                                                       __________________  __________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .         245,703,254          231,245,001

                                                                                       __________________  __________________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (245,626,593)        (229,416,284)

                                                                                       __________________  __________________


CAPITAL STOCK TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .      18,785,165,495       18,330,869,555

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         245,052,633          228,467,232

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (18,212,055,022)     (18,709,571,848)

                                                                                       __________________   __________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .         818,163,106          (150,235,061)

                                                                                       __________________   __________________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .         818,239,767          (148,406,344)


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,566,292,432        4,714,698,776

                                                                                       __________________   __________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   5,384,532,199    $   4,566,292,432

                                                                                       ==================   ==================






















                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Year Ended December 31,
                                                                       _____________________________________________________

PER SHARE DATA:                                                     1998         1997         1996         1995         1994
                                                                   _______      _______      _______      _______      _______
   Net asset value, beginning of period  . . . . . . . . . .         $1.00        $1.00        $1.00        $1.00        $1.00

                                                                   _______      _______      _______      _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .049         .049         .048         .053         .035
                                                                   _______      _______      _______      _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.049)       (.049)       (.048)       (.053)       (.035)
                                                                   _______      _______      _______      _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .        ($1.00)       $1.00        $1.00        $1.00        $1.00
                                                                   =======      =======      =======      =======      =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          4.97%        5.04%        4.91%        5.45%        3.53%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . ..          .74%         .74%         .76%         .79%         .76%

   Ratio of net investment income to average
       net assets  . . . . . . . . . . . . . . . . . . . . .          4.85%        4.92%        4.76%        5.33%        3.49%

   Decrease reflected in above expense ratios due to
       undertakings by the Manager . . . . . . . . . . . . .           .01%         .01%         .02%          --           --

   Net Assets, end of period (000's Omitted) . . . . . . . .     $5,384,532   $4,566,292   $4,714,699    $4,459,938  $4,863,374






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Liquid Assets, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund's statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund receives net earnings credit based on available cash balances left on deposit.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare and pay dividends from investment income-net on each business day. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is based on the value of the Fund's average daily net assets and is computed at the following annual rates: 1/2 of 1% of the first $1.5 billion; 48/100ths of 1% of the next $500 million; 47/100ths of 1% of the next $500 million; and 45/100ths of 1% over $2.5 billion. The fee is payable monthly.

  The Agreement provides that if any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1% of the value of the Fund's average net assets for any full year, the Manager will refund to the Fund, or bear, the excess over 1%. The Manager had undertaken from January 1, 1998 through December 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .75 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $718,983 during the period ended December 31, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1998, the Fund was charged $6,647,808 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Fund was charged $5,171,158 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $6,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS LIQUID ASSETS, INC.

  We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 1, 1999


DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

PROXY RESULTS (UNAUDITED)

  Stockholders voted on the following proposals presented at a special meeting of stockholders (or adjournment thereof) held on September 11, 1998 and October 9, 1998, as noted below. Both Proposals were approved. Each Proposal as listed on the proxy card, the number of shares voted and the date on which votes on the proposal were taken are as follows:

September 11, 1998

1.   To change certain of the Fund's investment restrictions.

   (1A)   Investing in equity and debt securities

   Affirmative:                                   2,228,641,250.452

   Against:                                         328,243,063.078

   Abstain:                                         178,399,374.925

   (1B)   Borrowing money

   Affirmative:                                   2,221,976,302.742

   Against:                                         334,711,770.058

   Abstain:                                         178,595,615.655

   (1C)   Pledging assets

   Affirmative:                                   2,225,868,872.382

   Against:                                         330,084,708.478

   Abstain:                                         179,330,107.595

   (1D)   Short-selling

   Affirmative:                                   2,207,125,174.432

   Against:                                         349,400,370.318

   Abstain:                                         178,758,143.705

   (1E)   Put and call options

   Affirmative:                                   2,213,828,441.282

   Against:                                         342,844,517.548

   Abstain:                                         178,610,729.625

   (1F)   Acting as underwriter

   Affirmative:                                   2,278,366,784.592

   Against:                                         278,077,205.618

   Abstain:                                         178,839,698.245

   (1G)   Purchasing securities on margin

   Affirmative:                                   2,262,993,794.042

   Against:                                         293,539,016.808

   Abstain:                                         178,750,877.605

   (1H)   Illiquid Securities

   Affirmative:                                   2,267,116,298.072

   Against:                                         288,705,711.668

   Abstain:                                         179,461,678.715

   (1I)   Issuer diversification

   Affirmative:                                   2,224,188,976.802

   Against:                                         331,690,712.788

   Abstain:                                         179,403,998.865

   (1J)   Bank and other industry concentration

   Affirmative:                                   2,281,704,965.622

   Against:                                         274,889,125.098

   Abstain:                                         178,689,597.735

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

PROXY RESULTS (UNAUDITED) (CONTINUED)

   (1K)   Investing to exercise control

   Affirmative:                                   2,221,640,882.282

   Against:                                         334,475,459.728

   Abstain:                                         179,167,346.445

   (1L)   Investing in other investment companies

   Affirmative:                                   2,275,190,379.102

   Against:                                         281,596,426.188

   Abstain:                                         178,496,883.165

October 9, 1998

2. To approve an amendment to the Fund's Articles of Incorporation to permit the Fund to impose a service fee on certain small accounts to be collected by redeeming shares from the relevant stockholder accounts.

   Affirmative:                                   2,503,850,304.290

   Against:                                         619,180,409.250

   Abstain:                                         149,228,714.775
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS LIQUID ASSETS, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             039AR9812

Liquid

Assets, Inc.

Annual Report

December 31, 1998